Document and Entity Information	May 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001858258
Document Type	8-K
Document Period End Date	May 08, 2026
Entity Registrant Name	FRANKLIN TEMPLETON HOLDINGS TRUST
Entity Incorporation State Country Code	DE
Entity File Number	001-41435
Entity Tax Identification Number	87-6458919
Entity Address, Address Line One	One Franklin Parkway
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403-1906
City Area Code	(650)
Local Phone Number	312-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares of Franklin Responsibly Sourced Gold ETF
Trading Symbol	FGDL
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Entity Ex Transition Period	false